Description of Organization and Business Operations (Details)					6 Months Ended					12 Months Ended
	Jul. 29, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($)	Oct. 18, 2021 USD ($) shares	Nov. 02, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) Vote $ / shares	Jun. 30, 2022 USD ($) Vote $ / shares	Jun. 30, 2022 USD ($) item Vote $ / shares	Jun. 30, 2022 USD ($) Vote $ / shares	Jun. 30, 2022 USD ($) ITEM Vote $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 28, 2022 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2021 VOTE	Dec. 31, 2021 Vote	Dec. 31, 2020 $ / shares
Description of Organization and Business Operations Basis of Presentation [Line Items]
Offering costs				$ 10,100,000
Deferred underwriting commissions				6,100,000
Proceeds received from private placement										$ 1,500,000
Maturity, government securities held in Trust										185 days
Minimum percentage of trust account required for business combination										80.00%
Redeem shares (in Dollars per share) | $ / shares										$ 10
Seeking redemption rights percentage													20.00%
Exercise price | $ / shares	$ 7.32				$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Gross Proceeds				$ 175,000,000						$ 5,500,000
Net intangible assets												$ 5,000,001
Threshold period from closing of public offering the company is obligated to complete business combination										24 months
Threshold business days for redemption of public shares										10 days
Trust account, description										In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes payable (less up to $100,000 of interest to pay dissolution expenses).
Dissolution expenses										$ 100,000
Number of warrants issued | shares										1
Number of votes per share | Vote															1
Financial advisors fee										$ 5,000,000
Cash					$ 15,000	$ 15,000	$ 15,000	$ 15,000	$ 15,000			618,000
Working capital					7,600,000	7,600,000	7,600,000	7,600,000	7,600,000			3,600,000
Working capital loans					$ 0	$ 0	$ 0	$ 0	$ 0			0
IPO [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Consummated sale of units (in Shares) | shares				17,500,000
Sale price per share | $ / shares				$ 10						$ 10
Gross proceeds from initial public offering				$ 175,000,000
Offering costs				10,100,000
Deferred underwriting commissions				$ 6,100,000
Maturity, government securities held in Trust					185 days
Exercise price | $ / shares				$ 11.5
Net proceeds										$ 175,000,000
Private Placement [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Additional purchase units (in Shares) | shares				5,500,000
Proceeds received from private placement				$ 5,500,000
Proposed public offering number of shares (in Shares) | shares										5,500,000
Share price (in Dollars per share) | $ / shares				$ 1						$ 1
Initial business combination
Description of Organization and Business Operations Basis of Presentation [Line Items]
Condition for future business combination number of businesses minimum							1		1
Minimum percentage of trust account required for business combination								80.00%
Outstanding voting percentage					50.00%	50.00%	50.00%	50.00%	50.00%				50.00%
Redeem shares (in Dollars per share) | $ / shares					$ 10	$ 10	$ 10	$ 10	$ 10
Net tangible assets, minimum					$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)								100.00%
Interest earned on trust assets usable for dissolution expenses						100,000
Share price (in Dollars per share) | $ / shares										$ 10
Business combination, description										In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Aggregate exercise price payable										$ 1,000,000,000
Sponsor Warrants Purchase Agreement
Description of Organization and Business Operations Basis of Presentation [Line Items]
Proceeds from issuance of warrants			$ 1,500,000
Number of warrants issued | shares			1,500,000
Sponsor Warrants Purchase Agreement | Private Placement [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Additional purchase units (in Shares) | shares			1,500,000
Proceeds received from private placement			$ 1,500,000
Agreed to additional warrants purchase | shares			1,500,000
Proceeds from issuance of warrants			$ 1,500,000
Domestication | Warrant [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Number of shares converted per each share of common stock | shares											1
Business combination agreement
Description of Organization and Business Operations Basis of Presentation [Line Items]
Warrants adjusted per each warrant outstanding	1.571
Sponsor Agreement
Description of Organization and Business Operations Basis of Presentation [Line Items]
Lock up period					180 days
Percentage of each type of restricted shares subject to lock up								50.00%
Credit Agreement
Description of Organization and Business Operations Basis of Presentation [Line Items]
Aggregate principal balance					$ 150,000,000	150,000,000	150,000,000	$ 150,000,000	150,000,000
Pipe Financing
Description of Organization and Business Operations Basis of Presentation [Line Items]
Percentage of payment agent fee of gross proceeds										4
Voting And Support Agreements
Description of Organization and Business Operations Basis of Presentation [Line Items]
Threshold period from closing of public offering the company is obligated to complete business combination										180 days
Threshold trading days to redeem the shares										12 months
Sponsor
Description of Organization and Business Operations Basis of Presentation [Line Items]
Seeking redemption rights percentage													50.00%
Threshold period from closing of public offering the company is obligated to complete business combination										180 days
Working capital loans					$ 25,000	25,000	$ 25,000	$ 25,000	$ 25,000			25,000
Loan amount from sponsor						176,000				$ 176,000
Aggregate expenses						$ 2,000,000				$ 2,000,000
Sponsor | Private Placement [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Agreed to additional warrants purchase | shares			1,500,000
Proceeds from issuance of warrants			$ 1,500,000
Sponsor | Sponsor Agreement
Description of Organization and Business Operations Basis of Presentation [Line Items]
Lock up period										180 days
Common Class A [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Seeking redemption rights percentage					20.00%	20.00%	20.00%	20.00%	20.00%
Par value per share | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001
Exercise price | $ / shares										0.361
Share price (in Dollars per share) | $ / shares					$ 12	$ 12	$ 12	$ 12	$ 12	$ 12
Redeem percentage										100
Number of warrants issued | shares										1
Number of votes per share					1	1	1	1	1					1	1
Common Class A [Member] | Pipe Financing
Description of Organization and Business Operations Basis of Presentation [Line Items]
Consummated sale of units (in Shares) | shares										10,000,000
Sale price per share | $ / shares										$ 10
Gross Proceeds										$ 100,000,000
Common Class A [Member] | Sponsor
Description of Organization and Business Operations Basis of Presentation [Line Items]
Condition for future business combination threshold net tangible assets												$ 175,000,000
Common Class B [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Par value per share | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	0.0001					$ 0.0001
Number of warrants issued | shares										1
Number of votes per share					1	1	1	1	1					25
New DSAC Class A common stock | Domestication
Description of Organization and Business Operations Basis of Presentation [Line Items]
Par value per share | $ / shares											$ 0.0001
Number of shares converted per each share of common stock | shares											1
Exercise price | $ / shares											$ 11.5
Agreed to additional warrants purchase | shares											1
New DSAC Class A common stock | Domestication | Warrant [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Number of shares converted per each share of common stock | shares											1
New DSAC Class A common stock | Business combination agreement | IPO [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Consummated sale of units (in Shares) | shares	11,408,314
Sale price per share | $ / shares	$ 10
Aggregate proceeds	$ 114,300,000
New DSAC Class A common stock | Backstop Agreement
Description of Organization and Business Operations Basis of Presentation [Line Items]
Amount paid out of the trust account exercise redemption		$ 175,000,000
New DSAC Class A common stock | Affiliates of the Sponsor | Business combination agreement | IPO [Member]
Description of Organization and Business Operations Basis of Presentation [Line Items]
Amount of shares issued	$ 114,300,000
Number of shares issued | shares	11,408,314
New Fiscal Note Class A common stock | Business combination agreement
Description of Organization and Business Operations Basis of Presentation [Line Items]
Par value per share | $ / shares	$ 0.0001
Distributions per share | $ / shares	$ 0.57
Increase in outstanding shares | shares	10,000,000
New Fiscal Note Class B common stock | Business combination agreement
Description of Organization and Business Operations Basis of Presentation [Line Items]
Par value per share | $ / shares	$ 0.0001